Personnel and related taxes payable	12 Months Ended
Dec. 31, 2025
Disclosure of Personnel and related taxes [Abstract]
Personnel and related taxes payable	Personnel and related contributions payable

	December 31, 2025	December 31, 2024

Personnel and related taxes	7,667	5,616
Accrued vacation and related charges	4,546	3,452
Employee profit sharing (a)	45,934	28,201
Personnel and related contributions payable - current	58,147	37,269
Strategic bonus	—	787
Personnel and related contributions payable - non-current	—	787

(a)The Group recognizes a provision for the payment of profit share to employees, according to conditions approved by Management, which is recorded as personnel expenses in the consolidated statement of income. The balance on December 31, 2025, of US$45,934 was fully settled by February 28, 2026.